SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund

December 31, 2025 (Unaudited)
Shares		Value
Common Stocks — 98.6%
Communication Services — 1.7%
10,037	Nexstar Media Group, Inc.	$2,038,013

Consumer Discretionary — 13.3%
9,650	Burlington Stores, Inc.*	2,787,402
15,110	Cava Group, Inc.*	886,806
12,210	Dorman Products, Inc.*	1,504,150
33,600	G-III Apparel Group Ltd.	973,056
6,936	Installed Building Products, Inc.	1,799,129
8,168	LCI Industries	991,105
50,980	Life Time Group Holdings, Inc.*	1,355,048
24,490	Ollie’s Bargain Outlet Holdings, Inc.*	2,684,349
16,810	Planet Fitness, Inc., Class A*	1,823,381
8,480	Texas Roadhouse, Inc.	1,407,680
		16,212,106
Consumer Staples — 3.8%
4,625	Casey’s General Stores, Inc.	2,556,284
22,961	Performance Food Group Co.*	2,064,653
		4,620,937
Energy — 3.1%
84,860	TechnipFMC Plc	3,781,362

Financials — 9.3%
36,940	Baldwin Insurance Group, Inc. (The)*	887,668
10,696	FirstCash Holdings, Inc.	1,704,729
7,882	Jack Henry & Associates, Inc.	1,438,307
3,237	Kinsale Capital Group, Inc.	1,266,055
15,100	Shift4 Payments, Inc., Class A*	950,847
20,070	Stifel Financial Corp.	2,513,165
10,953	WEX, Inc.*	1,631,778
6,830	Wintrust Financial Corp.	954,971
		11,347,520
Health Care — 21.5%
90,990	ADMA Biologics, Inc.*	1,659,658
109,720	Alphatec Holdings, Inc.*	2,308,509
21,631	Azenta, Inc.*	719,447
27,910	Bio-Techne Corp.	1,641,387
63,500	Certara, Inc.*	559,435
6,560	Charles River Laboratories International, Inc.*	1,308,589
32,647	Haemonetics Corp.*	2,616,657
14,394	HealthEquity, Inc.*	1,318,634
19,730	Integer Holdings Corp.*	1,547,424
3,520	Medpace Holdings, Inc.*	1,977,008
31,108	Merit Medical Systems, Inc.*	2,741,859

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
23,750	RadNet, Inc.*	$1,694,562
10,810	Repligen Corp.*	1,771,327
74,430	Stevanato Group SpA	1,497,532
4,860	UFP Technologies, Inc.*	1,079,066
51,240	Vericel Corp.*	1,845,152
		26,286,246
Industrials — 25.9%
9,660	AGCO Corp.	1,007,731
6,373	Applied Industrial Technologies, Inc.	1,636,395
4,310	CACI International, Inc., Class A*	2,296,411
18,990	CBIZ, Inc.*	958,045
3,100	CSW Industrials, Inc.	909,943
4,640	Dycom Industries, Inc.*	1,567,856
8,590	EnPro Industries, Inc.	1,839,377
11,010	Esab Corp.	1,230,037
55,645	ExlService Holdings, Inc.*	2,361,574
35,400	GXO Logistics, Inc.*	1,863,456
13,982	ICF International, Inc.	1,192,665
13,660	JBT Marel Corp.	2,058,152
5,367	Landstar System, Inc.	771,238
33,274	Mercury Systems, Inc.*	2,429,335
4,250	MYR Group, Inc.*	928,625
7,590	Paylocity Holding Corp.*	1,157,475
5,630	RBC Bearings, Inc.*	2,524,661
59,100	Tetra Tech, Inc.	1,982,214
9,709	Woodward, Inc.	2,935,225
		31,650,415
Information Technology — 15.9%
65,080	Alkami Technology, Inc.*	1,501,396
5,150	Appfolio, Inc., Class A*	1,198,148
7,813	Badger Meter, Inc.	1,362,665
69,850	Cellebrite DI Ltd.*	1,259,395
56,280	Clearwater Analytics Holdings, Inc., Class A*	1,357,474
30,980	Dynatrace, Inc.*	1,342,673
14,538	ePlus, Inc.	1,274,983
4,408	Littelfuse, Inc.	1,114,871
7,413	Manhattan Associates, Inc.*	1,284,747
36,660	Mirion Technologies, Inc.*	858,577
9,026	Novanta, Inc.*	1,074,004
14,780	Onto Innovation, Inc.*	2,333,171
3,940	OSI Systems, Inc.*	1,004,936
10,900	Silicon Laboratories, Inc.*	1,424,630
11,772	SPS Commerce, Inc.*	1,049,238
		19,440,908
Materials — 3.0%
11,395	AptarGroup, Inc.	1,389,734

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
7,378	Balchem Corp.	$1,131,490
8,450	Hawkins, Inc.	1,200,407
		3,721,631
Real Estate — 1.1%
11,024	Lamar Advertising Co., REIT, Class A	1,395,418

Total Common Stocks		120,494,556
(Cost $100,524,384)
Investment Company — 1.8%
2,179,990	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	2,179,990

Total Investment Company		2,179,990
(Cost $2,179,990)

Total Investments		$122,674,546
(Cost $102,704,374) — 100.4%
Liabilities in excess of other assets — (0.4)%		(465,222)
NET ASSETS — 100.0%		$122,209,324

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
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